Reportable Segments - Results of Operations by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												9 Months Ended				12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Revenues:
Revenues	$ 237,762		$ 157,187		$ 165,301		$ 178,925	$ 176,569	$ 181,066	$ 176,589	$ 172,812	$ 156,179	$ 630,918		$ 520,795		$ 677,982		$ 686,646	$ 659,475
Operating gross margin:
Total operating gross margin	48,139		16,405		34,038		46,440	54,018	44,399	49,966	40,797	21,204	118,908		134,496		150,901		156,366	73,167
General and administrative expense	(14,188)	[1]			(8,905)	[1]							(49,449)	[1]	(21,822)	[1]	(46,052)		(31,314)	(30,728)
Impairments and other charges									(170,000)										(170,000)
Provision for reduction in carrying value of certain assets																	0		(1,350)	(1,952)
Gain on disposition of assets, net	1,094				606								2,759		2,466		1,974		3,659	4,620
Total operating income	35,045		(8,317)		25,739		40,388	49,013	(133,215)	41,959	33,215	15,402	72,218		115,140		106,823		(42,639)	45,107
Interest expense	(13,127)				(8,171)								(33,874)		(25,133)		(33,542)		(22,594)	(26,805)
Changes in fair value of derivative positions	(5,218)				19								54		8		55		(110)
Loss on extinguishment of debt	(5,218)				(117)								(5,218)		(1,766)		(2,130)			(7,209)
Other	400				26								333		62		(382)		(325)	155
Income (loss) before income taxes	17,230				17,526								35,905		88,420		70,977		(65,412)	11,505
Interest income	130				30								2,392		109		153		256	257
Identifiable assets:
Total identifiable assets																	1,083,349		988,572
Corporate and other assets(4)			172,384						227,674								172,384		227,674
Assets	1,535,380		1,255,733						1,216,246				1,535,380				1,255,733		1,216,246
Other Segments [Member]
Identifiable assets:
Assets	1,293,678		1,083,349										1,293,678				1,083,349
Corporate Assets [Member]
Identifiable assets:
Assets	241,702	[2]	172,384	[2]									241,702	[2]			172,384	[2]
Rental Tools [Member]
Revenues:
Revenues	89,614				59,947								228,718		191,233		246,900		237,068	172,598
Operating gross margin:
Total operating gross margin	25,816	[3]			27,032	[3]							72,470	[3]	91,885	[3]	113,899		120,822	74,541
Identifiable assets:
Total identifiable assets																	194,600		188,520
Rental Tools [Member] | Other Segments [Member]
Identifiable assets:
Assets	375,900		194,600										375,900				194,600
U.S. Barge Drilling [Member]
Revenues:
Revenues	33,919				33,142								102,085		94,269		123,672		93,763	64,543
Operating gross margin:
Total operating gross margin	12,236	[3]			11,042	[3]							37,657	[3]	29,215	[3]	39,774		11,116	(11,503)
Identifiable assets:
Total identifiable assets																	99,409		108,396
U.S. Barge Drilling [Member] | Other Segments [Member]
Identifiable assets:
Assets	84,402		99,409										84,402				99,409
U.S. Drilling [Member]
Revenues:
Revenues	18,693												48,238				1,387
Operating gross margin:
Total operating gross margin	103	[3]			(4,712)	[3]							(4,618)	[3]	(7,881)	[3]	(15,168)		(3,915)	(217)
Impairments and other charges																			(170,000)
Identifiable assets:
Total identifiable assets																	374,794		265,166
U.S. Drilling [Member] | Other Segments [Member]
Identifiable assets:
Assets	367,020		374,794										367,020				374,794
International Drilling [Member]
Revenues:
Revenues	88,562	[4]			68,503	[4]							236,394	[4]	224,176	[4]	291,772		318,482	294,821
Operating gross margin:
Total operating gross margin	9,831	[3]			783	[3]							12,815	[3]	21,395	[3]	12,642		22,237	5,092
Identifiable assets:
Total identifiable assets																	414,546		426,490
International Drilling [Member] | Other Segments [Member]
Identifiable assets:
Assets	466,356		414,546										466,356				414,546
Technical Services [Member]
Revenues:
Revenues	6,974				3,709								15,483		11,117		14,251		27,695	36,423
Operating gross margin:
Total operating gross margin	153	[3]			(107)	[3]							584	[3]	(118)	[3]	(246)		5,335	5,052
Construction Contract [Member]
Revenues:
Revenues																			9,638	91,090
Operating gross margin:
Total operating gross margin																			$ 771	$ 202

[1]	General and administration expenses for field operations are included in operating expenses.
[2]	This category includes corporate assets as well as minimal assets for our Technical Services segment primarily related to office furniture and fixtures.
[3]	Operating gross margin is calculated as revenues less direct operating expenses, including depreciation and amortization expense.
[4]	For the nine months ended September 30, 2013, our largest customer, Exxon Neftegas Limited, constituted 14.3% of our total consolidated revenues and approximately 36.9% of our International Drilling segment. For the nine months ended September 30, 2012, our two largest customers, Exxon Neftegas Limited (ENL) and Schlumberger, constituted approximately 10.6% and 10.2%, respectively, of our total consolidated revenues and approximately 32.0% and 24.0%, respectively, of our International Drilling segments.